Investments in associates and joint ventures (Summarized financial information of material joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Gross amounts of joint ventures'
Current assets	¥ 61,799,069	¥ 48,537,710	[1]
Non-current assets	358,104,242	348,051,801	[1]
Current liabilities	(138,206,214)	(155,950,488)	[1]
Non-current liabilities	(165,575,427)	(133,024,419)	[1]
Equity	116,121,670	107,614,604	[1]	¥ 102,186,737	[1]	¥ 101,693,689
Included in the above assets and liabilities:
Cash and cash equivalents	15,417,682	9,282,390	[1]	7,810,501	[1]	¥ 7,478,250	[1]
Revenue	169,550,624	152,459,444	[1],[2]	113,814,236	[1],[2]
Total comprehensive income/(loss)	911,085	998,993	[1]	10,833,271	[1]
Included in the above profit/(loss):
Depreciation and amortization	20,916,114	20,635,833	[2]	15,162,715	[2]
Interest income	234,604	198,906	[1]	147,063	[1]
Interest expense	10,486,412	9,749,004	[1],[2]	6,817,526	[1],[2]
Income tax expense	643,173	1,217,526	[1],[2]	¥ 3,465,151	[1],[2]
Shanghai Time Shipping [member]
Gross amounts of joint ventures'
Current assets	345,658	665,410
Non-current assets	4,335,923	4,663,530
Current liabilities	(2,151,722)	(3,316,709)
Non-current liabilities	(709,165)	(617,437)
Equity	1,820,694	1,394,794
Included in the above assets and liabilities:
Cash and cash equivalents	137,444	96,528
Current financial liabilities (excluding trade and other payables and provisions)	(1,953,156)	(2,987,937)
Non-current financial liabilities (excluding trade and other payables and provisions)	(709,164)	(617,437)
Revenue	2,423,130	3,532,065
Profit/(loss) from continuing operations	425,900	(139,780)
Other comprehensive income	0	0
Total comprehensive income/(loss)	425,900	(139,780)
Dividend received in cash from the joint ventures	0	0
Included in the above profit/(loss):
Depreciation and amortization	269,438	317,133
Interest income	1,456	1,406
Interest expense	139,180	157,851
Income tax expense	141,667	(45,741)
Reconciled to the interests in the joint ventures:
Gross amounts of net assets	¥ 1,820,694	¥ 1,394,794
The Company and its subsidiaries' effective interest	50.00%	50.00%
The Company and its subsidiaries' share of net assets	¥ 910,347	¥ 697,397
Impact of adjustments	18,324	18,324
Carrying amount in the consolidated financial statements	928,671	715,721
Jiangsu Nantong Power [member]
Gross amounts of joint ventures'
Current assets	763,572	656,720
Non-current assets	5,399,783	5,739,860
Current liabilities	(2,826,652)	(2,939,371)
Non-current liabilities	(1,128,274)	(1,374,656)
Equity	2,208,429	2,082,553
Included in the above assets and liabilities:
Cash and cash equivalents	312,783	362,214
Current financial liabilities (excluding trade and other payables and provisions)	(2,158,919)	(2,404,331)
Non-current financial liabilities (excluding trade and other payables and provisions)	(1,128,274)	(1,352,000)
Revenue	3,287,872	3,451,983
Profit/(loss) from continuing operations	174,652	271,364
Other comprehensive income	0	0
Total comprehensive income/(loss)	174,652	271,364
Dividend received in cash from the joint ventures	24,387	724,453
Included in the above profit/(loss):
Depreciation and amortization	374,683	396,500
Interest income	1,485	1,810
Interest expense	163,914	130,028
Income tax expense	60,379	92,294
Reconciled to the interests in the joint ventures:
Gross amounts of net assets	¥ 2,208,429	¥ 2,082,553
The Company and its subsidiaries' effective interest	50.00%	50.00%
The Company and its subsidiaries' share of net assets	¥ 1,104,215	¥ 1,041,277
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	¥ 1,104,215	¥ 1,041,277

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.